STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss	$ (569,356)	$ (187,310)	$ (176,033)	$ (71,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on debt forgiveness				(24,625)
Stock based compensation				(900)
Impairment of assets				45,042
Change in fair value	(27,774)			(24,625)
Amortization of debt discount	13,333
Financing cost	153,704
Changes in operating assets and liabilities:
Accounts payable and accrued expense	4,524	31,536	(522)	60,318
Prepaid	26,533		(33,333)
Due to related party	32,461
Net cash used in operating activities	(366,575)	(155,774)	(209,888)	8,730
Cash flows from financing activities:
Proceeds from sale of common stock				250,000
Cash received for the sale of common stock	246,143
Proceeds from notes payable	100,000
Proceeds from convertible notes payable	30,000
Repayment of related party advances and convertible note payable	(9,590)	(74,918)	(32,448)
Net cash provided by (used in) financing activities	366,553	(74,918)	(32,448)	250,000
Effects of currency translation	371	(10,240)	(4,366)	(8,900)
Net decrease in cash	349	(240,932)	(246,702)	249,830
Cash - beginning of period	3,458	250,160	250,160
Cash - end of period	3,807	9,228	3,458	250,160
SUPPLEMENT DISCLOSURES:
Interest paid		334
Income taxes paid
NON CASH INVESTING AND FINANCING ACTIVITIES
Advances due to related party for expenses paid on behalf of the Company			37,668	43,971
Common stock issued for convertible debt				5,612
Common stock subscribed not paid			$ 11,500
Discount recorded on inception of derivatives	36,000
Expenses paid on behalf of the Company		$ 20,165